UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09459

Nuveen Arizona Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
	November 30, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 11.9% (8.4% of Total Investments)
$ 280	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	5/13 at 100.00	A	$ 238,921
	Rate Securities, 0.660%, 11/01/41 (Alternative Minimum Tax) (4)
275	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	311,163
	Refunding Series 2007, 5.000%, 5/15/31
500	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A+	544,870
	Refunding Series 2010, 5.125%, 5/15/40
105	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Brighter	7/22 at 100.00	BB+	114,429
	Choice Foundation Charter Middle Schools Project, Series 2012, 7.500%, 7/01/42
80	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BBB	87,804
	Academies – Veritas Project, Series 2012, 6.300%, 7/01/42
100	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock	7/20 at 100.00	N/R	106,583
	Academy Charter School Project, Series 2012A, 7.500%, 7/01/42
500	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	557,830
	Project, Series 2012, 5.000%, 6/01/42 – AGM Insured
100	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	BBB–	111,420
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
130	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BBB–	136,187
	Education Center Project, Series 2010, 6.000%, 6/01/40
165	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise	6/16 at 100.00	BBB–	169,389
	Education Center Charter School, Series 2006, 6.000%, 6/01/36
220	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	236,676
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
305	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	309,282
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,760	Total Education and Civic Organizations			2,924,554
	Health Care – 24.0% (16.9% of Total Investments)
565	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	647,315
	2007A, 5.000%, 1/01/25
720	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	812,088
	2008D, 5.500%, 1/01/38
800	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	888,424
	Hospital, Refunding Series 2012A, 5.000%, 2/01/42
10	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	10,061
	Health System/West, Series 2003A, 5.000%, 3/01/28
250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB+	259,625
	Network, Series 2005B, 5.000%, 12/01/37
415	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB+	435,086
	Network, Series 2007, 5.000%, 12/01/42
750	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	795,983
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,025	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,123,328
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional
	Medical Center, Series 2005:
200	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	208,342
150	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	155,256
450	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	BBB+	533,345
	6.000%, 7/01/39
5,335	Total Health Care			5,868,853
	Long-Term Care – 0.5% (0.3% of Total Investments)
105	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe	12/21 at 100.00	N/R	115,331
	Project, Refunding Series 2012A, 6.000%, 12/01/32
	Tax Obligation/General – 17.7% (12.5% of Total Investments)
860	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA–	988,054
180	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA–	232,349
	Series 2011A, 6.000%, 7/01/30 – AGM Insured
1,310	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999, 5.000%, 7/01/32	7/21 at 100.00	AAA	1,602,995
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	Aa2	1,509,992
	2006, 5.000%, 7/01/21 – NPFG Insured
3,690	Total Tax Obligation/General			4,333,390
	Tax Obligation/Limited – 43.7% (30.8% of Total Investments)
660	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	751,832
	Facility Project, Series 2012A, 5.000%, 7/01/36
440	Buckeye, Arizona, Festival Ranch Community Facilities District General Obligation Bonds,	7/22 at 100.00	BBB	472,481
	Series 2012, 5.000%, 7/15/31
82	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	79,477
	2005, 5.500%, 7/15/29
203	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,	1/17 at 100.00	N/R	203,881
	Montecito Assessment District, Series 2007, 5.700%, 7/01/27
117	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	1/13 at 100.00	N/R	117,249
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,000	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA–	1,141,030
	8/01/22 – NPFG Insured
275	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	A1	309,865
	8/01/23 – NPFG Insured
1,180	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/23 –	7/13 at 100.00	AA	1,210,609
	AMBAC Insured
441	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	461,096
	4.600%, 1/01/26
150	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	151,548
	Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
255	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	280,681
	Series 2008A, 7.400%, 7/15/33
330	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	311,335
	2006, 5.300%, 7/15/31
225	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	223,940
	Bonds, Series 2007, 5.800%, 7/15/32
100	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	94,909
	Series 2006, 5.350%, 7/15/31
725	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/13 at 100.00	A1	727,559
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
100	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,	7/22 at 100.00	AA+	108,850
	Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)
680	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue	4/13 at 100.00	BBB–	680,911
	Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
600	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds,	7/15 at 100.00	A+	639,036
	Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	1,321,010
	2006, 5.000%, 7/01/24
350	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	348,362
	Bonds, Series 2007, 5.900%, 7/15/32
500	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2005,	7/15 at 100.00	A1	533,985
	5.750%, 7/15/24
337	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	330,176
	2005, 6.000%, 7/01/30
225	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	211,005
	Bonds Series 2006, 5.250%, 7/15/31
9,975	Total Tax Obligation/Limited			10,710,827
	U.S. Guaranteed – 13.0% (9.2% of Total Investments) (5)
1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	A1 (5)	1,027,770
	Series 2003A, 5.000%, 7/01/31 (Pre-refunded 7/01/13) – NPFG Insured
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	Aa2 (5)	1,118,090
	Series 2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15) – FGIC Insured
240	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	278,477
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	No Opt. Call	Aa2 (5)	761,840
	Insured (ETM)
2,870	Total U.S. Guaranteed			3,186,177
	Utilities – 24.8% (17.5% of Total Investments)
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,812,208
	Hoover Project, Series 2001, 5.250%, 10/01/17
600	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	A1	682,458
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	440,770
	FGIC Insured
665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	708,910
	Company, Refunding Series 2008, 5.750%, 9/01/29
400	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011,	7/21 at 100.00	A	461,612
	5.250%, 7/01/36
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	BBB+	1,048,490
	SYNCORA GTY Insured
560	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/18 at 100.00	Aa1	910,986
	Bonds, Tender Option Bond Trust 09-9W, 18.072%, 1/01/38 (IF) (6)
5,095	Total Utilities			6,065,434
	Water and Sewer – 6.2% (4.4% of Total Investments)
475	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	541,557
150	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/26 (WI/DD,	7/22 at 100.00	AA–	184,226
	Settling 12/06/12)
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
225	4.700%, 4/01/22	4/14 at 100.00	A–	229,462
260	4.900%, 4/01/32	4/17 at 100.00	A–	269,984
325	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	286,533
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
1,435	Total Water and Sewer			1,511,762
$ 31,265	Total Investments (cost $31,437,178) – 141.8%			34,716,328
	MuniFund Term Preferred Shares, at Liquidation Value – (45.3)% (7)			(11,100,000)
	Other Assets Less Liabilities – 3.5%			865,710
	Net Assets Applicable to Common Shares – 100%			$ 24,482,038

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$34,477,407	$238,921	$34,716,328
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$219,476
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	19,445
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$238,921

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of November 30, 2012, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Municipal Bonds	$238,921	Discounted Cash Flow	MMD Spread	0-6%
			AAA - Rated MMD
			Liquidity Discount	0-10%
MMD - Municipal Market Data

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $31,420,442.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$3,413,802
Depreciation	(117,916)
Net unrealized appreciation (depreciation) of investments	$3,295,886

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013